DONOGHUE FORLINES TACTICAL ALLOCATION FUND
SCHEDULE OF INVESTMENTS (Unaudited)
March 31, 2024

Shares		Fair Value
	EXCHANGE-TRADED FUNDS — 95.0%
	EQUITY - 60.3%
145,535	Donoghue Forlines Innovation ETF(a)	$ 4,435,906
175,333	Donoghue Forlines Yield Enhanced Real Asset ETF(a)	5,386,948
49,342	FCF International Quality ETF	1,476,303
58,842	FCF US Quality ETF(b)	3,574,063
159,868	Veridien Climate Action ETF(a)	3,077,475
		17,950,695
	FIXED INCOME - 34.7%
29,093	SPDR Blackstone Senior Loan ETF(b)	1,225,106
78,048	SPDR Portfolio Aggregate Bond ETF(b)	1,973,053
218,739	SPDR Portfolio High Yield Bond ETF(b)	5,131,618
69,972	SPDR Portfolio Intermediate Term Treasury ETF	1,971,811
		10,301,588

	TOTAL EXCHANGE-TRADED FUNDS (Cost $26,263,076)	28,252,283

	OPEN END FUNDS — 3.2%
	FIXED INCOME - 3.2%
98,473	BlackRock Floating Rate Income Portfolio, Institutional Class	958,138
	TOTAL OPEN END FUNDS (Cost $939,587)

	SHORT-TERM INVESTMENTS — 23.8%
	COLLATERAL FOR SECURITIES LOANED - 22.0%
6,517,828	Mount Vernon Liquid Assets Portfolio, 5.44% (Cost $6,517,828)(c),(d)	6,517,828

	MONEY MARKET FUNDS - 1.8%
543,782	Fidelity Investments Money Market Government Portfolio, Institutional Class, 5.21% (Cost $543,782)(d)	543,782

	TOTAL SHORT-TERM INVESTMENTS (Cost $7,061,610)	7,061,610

DONOGHUE FORLINES TACTICAL ALLOCATION FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
March 31, 2024

Shares		Fair Value
	TOTAL INVESTMENTS - 122.0% (Cost $34,264,273)	$ 36,272,031
	LIABILITIES IN EXCESS OF OTHER ASSETS - (22.0)%	(6,543,075)
	NET ASSETS - 100.0%	$ 29,728,956

ETF	- Exchange-Traded Fund
SPDR	- Standard & Poor's Depositary Receipt

(a)	Affiliated Company – Donoghue Forlines Tactical Allocation Fund holds in excess of 5% of outstanding voting securities of this security.
(b)	All or a portion of the security is on loan. The total fair value of the securities on loan as of March 31, 2024, was $6,369,048.
(c)	Security was purchased with cash received as collateral for securities on loan at March 31, 2024. Total collateral had a value of $6,517,828 at March 31, 2024.
(d)	Rate disclosed is the seven-day effective yield as of March 31, 2024.

DONOGHUE FORLINES TACTICAL INCOME FUND
SCHEDULE OF INVESTMENTS (Unaudited)
March 31, 2024

Shares		Fair Value
	EXCHANGE-TRADED FUNDS — 88.2%
	FIXED INCOME - 88.2%
108,083	SPDR Blackstone Senior Loan ETF(a)	$ 4,551,375
949,002	SPDR Portfolio Aggregate Bond ETF(a)	23,990,770
522,365	SPDR Portfolio High Yield Bond ETF	12,254,683
849,692	SPDR Portfolio Intermediate Term Treasury ETF	23,944,321
	TOTAL EXCHANGE-TRADED FUNDS (Cost $64,238,680)	64,741,149

	OPEN END FUNDS — 10.5%
	FIXED INCOME - 10.5%
434,753	BlackRock Floating Rate Income Portfolio, Institutional Class	4,230,150
455,160	John Hancock Floating Rate Income Fund, Class I	3,495,629
	TOTAL OPEN END FUNDS (Cost $7,626,615)	7,725,779

	SHORT-TERM INVESTMENTS — 35.3%
	COLLATERAL FOR SECURITIES LOANED - 34.0%
24,951,780	Mount Vernon Liquid Assets Portfolio, 5.44% (Cost $24,951,780)(b),(c)	24,951,780

	MONEY MARKET FUNDS - 1.3%
951,980	Fidelity Investments Money Market Government Portfolio, Institutional Class, 5.21% (Cost $951,980)(c)	951,980

	TOTAL SHORT-TERM INVESTMENTS (Cost $25,903,760)	25,903,760

	TOTAL INVESTMENTS - 134.0% (Cost $97,769,055)	$ 98,370,688
	LIABILITIES IN EXCESS OF OTHER ASSETS - (34.0)%	(25,001,895)
	NET ASSETS - 100.0%	$ 73,368,793

ETF	- Exchange-Traded Fund
SPDR	- Standard & Poor's Depositary Receipt

(a)	All or a portion of the security is on loan. The total fair value of the securities on loan as of March 31, 2024, was $24,292,991.
(b)	Security was purchased with cash received as collateral for securities on loan at March 31, 2024. Total collateral had a value of $24,951,780 at March 31, 2024.
(c)	Rate disclosed is the seven-day effective yield as of March 31, 2024.

DONOGHUE FORLINES DIVIDEND FUND
SCHEDULE OF INVESTMENTS (Unaudited)
March 31, 2024

Shares		Fair Value
	COMMON STOCKS — 98.3%
	ASSET MANAGEMENT - 2.0%
4,094	T Rowe Price Group, Inc.	$ 499,140

	BANKING - 4.0%
9,420	Comerica, Inc.	518,005
4,245	Cullen/Frost Bankers, Inc.	477,860
		995,865
	BEVERAGES - 3.9%
7,718	Coca-Cola Company (The)	472,187
2,786	PepsiCo, Inc.	487,578
		959,765
	BIOTECH & PHARMA - 9.4%
6,435	Gilead Sciences, Inc.	471,364
2,855	Johnson & Johnson	451,632
3,639	Merck & Company, Inc.	480,167
15,184	Royalty Pharma PLC, Class A	461,138
37,496	Viatris, Inc.	447,702
		2,312,003
	CHEMICALS - 1.9%
4,594	LyondellBasell Industries N.V., Class A	469,874

	CONTAINERS & PACKAGING - 3.9%
50,847	Amcor PLC	483,555
8,128	Sonoco Products Company	470,124
		953,679
	ELECTRIC UTILITIES - 4.3%
13,998	OGE Energy Corporation	480,131
8,467	Vistra Corporation	589,727
		1,069,858
	FOOD - 3.9%
2,451	Hershey Company (The)	476,720
8,353	Kellanova	478,543
		955,263
	HEALTH CARE FACILITIES & SERVICES - 3.9%
1,374	Cigna Group (The)	499,023

DONOGHUE FORLINES DIVIDEND FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
March 31, 2024

Shares		Fair Value
	COMMON STOCKS — 98.3% (Continued)
	HEALTH CARE FACILITIES & SERVICES - 3.9% (Continued)
936	UnitedHealth Group, Inc.	$ 463,039
		962,062
	INDUSTRIAL SUPPORT SERVICES - 3.9%
6,310	Fastenal Company	486,753
4,564	MSC Industrial Direct Company, Inc.	442,891
		929,644
	INSURANCE - 4.0%
5,706	Aflac, Inc.	489,917
3,608	American Financial Group, Inc.	492,420
		982,337
	LEISURE FACILITIES & SERVICES - 3.6%
2,699	Darden Restaurants, Inc.	451,138
2,000	Vail Resorts, Inc.	445,660
		896,798
	LEISURE PRODUCTS - 2.1%
9,160	Hasbro, Inc.	517,723

	MACHINERY - 2.0%
1,379	Caterpillar, Inc.	505,307

	MULTI ASSET CLASS REIT - 2.0%
15,194	Apartment Income REIT Corporation	493,349

	OIL & GAS PRODUCERS - 8.3%
34,378	Antero Midstream Corporation	483,355
4,025	EOG Resources, Inc.	514,556
3,257	Valero Energy Corporation	555,937
12,936	Williams Companies, Inc. (The)	504,116
		2,057,964
	RETAIL - DISCRETIONARY - 1.9%
5,744	Best Buy Company, Inc.(a)	471,180

	SEMICONDUCTORS - 4.0%
5,475	Microchip Technology, Inc.	491,162

DONOGHUE FORLINES DIVIDEND FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
March 31, 2024

Shares		Fair Value
	COMMON STOCKS — 98.3% (Continued)
	SEMICONDUCTORS - 4.0% (Continued)
2,920	QUALCOMM, Inc.	$ 494,356
		985,518
	SOFTWARE - 1.9%
21,437	Gen Digital, Inc.	480,189

	SPECIALTY FINANCE - 8.0%
2,099	American Express Company	477,921
3,348	Capital One Financial Corporation(a)	498,485
9,754	OneMain Holdings, Inc.	498,332
11,154	Synchrony Financial	480,960
		1,955,698
	SPECIALTY REITS - 2.0%
4,200	Lamar Advertising Company, Class A	501,522

	TECHNOLOGY HARDWARE - 1.9%
9,524	Cisco Systems, Inc.	475,343

	TECHNOLOGY SERVICES - 7.8%
1,842	Automatic Data Processing, Inc.	460,021
2,269	Broadridge Financial Solutions, Inc.	464,827
6,682	Fidelity National Information Services, Inc.	495,671
2,490	International Business Machines Corporation	475,490
		1,896,009
	TELECOMMUNICATIONS - 2.0%
11,511	Verizon Communications, Inc.	483,002

	TRANSPORTATION & LOGISTICS - 3.7%
1,816	Union Pacific Corporation	446,609
3,107	United Parcel Service, Inc., Class B	461,793
		908,402
	TRANSPORTATION EQUIPMENT - 2.0%
1,715	Cummins, Inc.	505,325

DONOGHUE FORLINES DIVIDEND FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
March 31, 2024

Shares		Fair Value
	TOTAL COMMON STOCKS (Cost $21,509,096)	$ 24,222,819

	SHORT-TERM INVESTMENTS — 4.2%
	COLLATERAL FOR SECURITIES LOANED - 2.4%
593,168	Mount Vernon Liquid Assets Portfolio, 5.44% (Cost $593,168)(b),(c)	593,168

	MONEY MARKET FUNDS - 1.8%
450,251	Fidelity Investments Money Market Government Portfolio, Institutional Class, 5.21% (Cost $450,251)(c)	450,251

	TOTAL SHORT-TERM INVESTMENTS (Cost $1,043,419)	1,043,419

	TOTAL INVESTMENTS - 102.5% (Cost $22,552,515)	$ 25,266,238
	LIABILITIES IN EXCESS OF OTHER ASSETS - (2.5)%	(606,020)
	NET ASSETS - 100.0%	$ 24,660,218

N.V.	- Naamioze Vennootschap
PLC	- Public Limited Company
REIT	- Real Estate Investment Trust

(a)	All or a portion of the security is on loan. The total fair value of the securities on loan as of March 31, 2024, was $595,631.
(b)	Security was purchased with cash received as collateral for securities on loan at March 31, 2024. Total collateral had a value of $593,168 at March 31, 2024.
(c)	Rate disclosed is the seven-day effective yield as of March 31, 2024.

DONOGHUE FORLINES MOMENTUM FUND
SCHEDULE OF INVESTMENTS (Unaudited)
March 31, 2024

Shares		Fair Value
	COMMON STOCKS — 98.2%
	APPAREL & TEXTILE PRODUCTS - 2.0%
321	Deckers Outdoor Corporation(a),(b)	$ 302,144

	BANKING - 2.0%
183	First Citizens BancShares, Inc., Class A	299,205

	BIOTECH & PHARMA - 1.9%
683	Vertex Pharmaceuticals, Inc.(a),(b)	285,501

	CABLE & SATELLITE - 1.9%
6,708	Comcast Corporation, Class A	290,792

	CHEMICALS - 1.9%
449	NewMarket Corporation(b)	284,944

	COMMERCIAL SUPPORT SERVICES - 2.1%
457	Cintas Corporation	313,973

	E-COMMERCE DISCRETIONARY - 3.7%
1,626	Amazon.com, Inc.(a)	293,298
15,520	Coupang, Inc.(a)	276,101
		569,399
	ELECTRIC UTILITIES - 2.4%
5,283	Vistra Corporation	367,961

	ELECTRICAL EQUIPMENT - 4.2%
4,252	Vertiv Holdings Company	347,260
6,687	Vontier Corporation	303,322
		650,582
	ENTERTAINMENT CONTENT - 2.2%
4,813	AppLovin Corporation, Class A(a),(b)	333,156

	HEALTH CARE FACILITIES & SERVICES - 8.1%
2,264	DaVita, Inc.(a)	312,545
723	Medpace Holdings, Inc.(a)	292,200

DONOGHUE FORLINES MOMENTUM FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
March 31, 2024

Shares		Fair Value
	COMMON STOCKS — 98.2% (Continued)
	HEALTH CARE FACILITIES & SERVICES - 8.1% (Continued)
730	Molina Healthcare, Inc.(a),(b)	$ 299,906
3,091	Tenet Healthcare Corporation(a)	324,895
		1,229,546
	HOME CONSTRUCTION - 2.0%
3,534	Fortune Brands Innovations, Inc.	299,224

	INDUSTRIAL SUPPORT SERVICES - 2.3%
6,022	Core & Main, Inc.(a)	344,760

	INSTITUTIONAL FINANCIAL SERVICES - 1.8%
1,497	Cboe Global Markets, Inc.	275,044

	INSURANCE - 1.9%
557	Kinsale Capital Group, Inc.	292,280

	INTERNET MEDIA & SERVICES - 7.9%
2,307	DoorDash, Inc., Class A(a),(b)	317,720
586	Meta Platforms, Inc., Class A	284,550
477	Netflix, Inc.(a)	289,696
1,121	Spotify Technology S.A.(a)	295,832
		1,187,798
	LEISURE FACILITIES & SERVICES - 2.1%
2,964	Live Nation Entertainment, Inc.(a)	313,502

	MEDICAL EQUIPMENT & DEVICES - 1.8%
500	IDEXX Laboratories, Inc.(a)	269,965

	OIL & GAS PRODUCERS - 6.1%
21,450	Antero Midstream Corporation	301,587
1,698	Marathon Petroleum Corporation	342,147
689	Murphy USA, Inc.	288,829
		932,563

DONOGHUE FORLINES MOMENTUM FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
March 31, 2024

Shares		Fair Value
	COMMON STOCKS — 98.2% (Continued)
	RETAIL - CONSUMER STAPLES - 1.9%
386	Costco Wholesale Corporation	$ 282,795

	RETAIL - DISCRETIONARY - 3.9%
1,473	Builders FirstSource, Inc.(a),(b)	307,194
2,899	TJX Companies, Inc. (The)	294,017
		601,211
	SEMICONDUCTORS - 8.0%
1,426	Applied Materials, Inc.	294,084
222	Broadcom, Inc.	294,241
307	Lam Research Corporation	298,272
363	NVIDIA Corporation	327,992
		1,214,589
	SOFTWARE - 12.8%
513	Adobe, Inc.(a)	258,860
944	Cadence Design Systems, Inc.(a)	293,849
887	Crowdstrike Holdings, Inc., Class A(a)	284,363
1,135	Manhattan Associates, Inc.(a)	284,011
695	Microsoft Corporation	292,401
373	ServiceNow, Inc.(a)	284,375
1,188	Zscaler, Inc.(a)	228,844
		1,926,703
	SPECIALTY REITS - 1.9%
3,676	Iron Mountain, Inc.	294,852

	TECHNOLOGY HARDWARE - 3.6%
1,995	Jabil, Inc.(b)	267,230
5,459	Pure Storage, Inc., Class A(a)	283,814
		551,044
	TECHNOLOGY SERVICES - 7.8%
1,416	Broadridge Financial Solutions, Inc.	290,082
1,029	Corpay, Inc.(a),(b)	317,488
1,553	International Business Machines Corporation	296,561
1,017	Visa, Inc., Class A	283,824
		1,187,955

DONOGHUE FORLINES MOMENTUM FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
March 31, 2024

Shares		Fair Value
	TOTAL COMMON STOCKS (Cost $12,229,482)	$ 14,901,488

	SHORT-TERM INVESTMENTS — 13.5%
	COLLATERAL FOR SECURITIES LOANED - 11.7%
1,770,636	Mount Vernon Liquid Assets Portfolio, 5.44% (Cost $1,770,636)(c),(d)	1,770,636

	MONEY MARKET FUNDS - 1.8%
273,382	Fidelity Investments Money Market Government Portfolio, Institutional Class, 5.21% (Cost $273,382)(d)	273,382

	TOTAL SHORT-TERM INVESTMENTS (Cost $2,044,018)	2,044,018

	TOTAL INVESTMENTS - 111.7% (Cost $14,273,500)	$ 16,945,506
	LIABILITIES IN EXCESS OF OTHER ASSETS - (11.7)%	(1,770,115)
	NET ASSETS - 100.0%	$ 15,175,391

REIT	- Real Estate Investment Trust
S.A.	- Société Anonyme

(a)	Non-income producing security.
(b)	All or a portion of the security is on loan. The total fair value of the securities on loan as of March 31, 2024, was $1,732,834.
(c)	Security was purchased with cash received as collateral for securities on loan at March 31, 2024. Total collateral had a value of $1,770,636 at March 31, 2024.
(d)	Rate disclosed is the seven-day effective yield as of March 31, 2024.

DONOGHUE FORLINES RISK MANAGED INCOME FUND
SCHEDULE OF INVESTMENTS (Unaudited)
March 31, 2024

Shares		Fair Value
	EXCHANGE-TRADED FUNDS — 40.3%
	FIXED INCOME - 40.3%
230,427	Invesco Senior Loan ETF(a)	$ 4,873,531
224,944	SPDR Blackstone Senior Loan ETF(a)	9,472,392
502,209	SPDR Portfolio High Yield Bond ETF	11,781,823
	TOTAL EXCHANGE-TRADED FUNDS (Cost $25,582,189)	26,127,746

	OPEN END FUNDS — 58.8%
	FIXED INCOME - 58.8%
388,126	BlackRock Floating Rate Income Portfolio, Institutional Class	3,776,464
1,047,131	Eaton Vance Floating-Rate Advantaged Fund, Class I	10,544,613
382,211	John Hancock Floating Rate Income Fund, Class I	2,935,379
1,281,989	Lord Abbett Floating Rate Fund, Class I	10,486,667
1,311,566	Virtus Seix Floating Rate High Income Fund, Class I	10,348,255
	TOTAL OPEN END FUNDS (Cost $37,426,280)	38,091,378

	SHORT-TERM INVESTMENTS — 22.9%
	COLLATERAL FOR SECURITIES LOANED - 22.0%
14,210,894	Mount Vernon Liquid Assets Portfolio, 5.44% (Cost $14,210,894)(b),(c)	14,210,894

	MONEY MARKET FUNDS - 0.9%
602,708	Fidelity Investments Money Market Government Portfolio, Institutional Class, 5.21% (Cost $602,708)(c)	602,708

	TOTAL SHORT-TERM INVESTMENTS (Cost $14,813,602)	14,813,602

	TOTAL INVESTMENTS – 122.0% (Cost $77,822,071)	$ 79,032,726
	LIABILITIES IN EXCESS OF OTHER ASSETS - (22.0)%	(14,265,624)
	NET ASSETS - 100.0%	$ 64,767,102

ETF	- Exchange-Traded Fund
SPDR	- Standard & Poor's Depositary Receipt

(a)	All or a portion of the security is on loan. The total fair value of the securities on loan as of March 31, 2024, was $13,884,551.
(b)	Security was purchased with cash received as collateral for securities on loan at March 31, 2024. Total collateral had a value of $14,210,894 at March 31, 2024.
(c)	Rate disclosed is the seven-day effective yield as of March 31, 2024.